Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Shareholders' Deficit

9. Shareholders’ Deficit

Convertible Preferred Stock

During 2014, the Company issued 2,229,702 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 148,647 shares of its common stock at a per-share price of $30.00 (since adjusted to $4.94 per share). Net proceeds to the Company after offering costs were $3.0 million. During the first quarter of 2015, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 600 shares of its common stock at a per-share price of $30.00 (since adjusted to $4.94 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 137,727 shares of its common stock at a per-share price of $17.25 (since adjusted to $4.94 per share). Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Mr. Hanson. In February 2015, all 2,238,702 outstanding Series A preferred shares were converted into 194,670 shares of the Company’s common stock, while all 2,065,891 outstanding Series B preferred shares converted into 137,727 shares of the Company’s common stock. In addition, the Company issued 4,985 shares of common stock to the Series A and B convertible preferred holders related to the 8% dividend accrued through the conversion date.

Both the Series A Convertible Preferred Stock and the Series B Convertible preferred stock entitled their holders to an 8% per annum dividend, payable quarterly in cash or in kind (or a combination of both), as determined by the Company. Subject to certain customary exceptions, Series A Convertible Preferred Stock had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted, until the earlier of (i) 180 days from the closing or (ii) such time as the Company shall have obtained, after the closing, financing aggregating to at least $5 million. The warrants issued to purchasers of the Series A Convertible Preferred Stock contain similar full-ratchet exercise price protection in the event that the Company issues common stock below the exercise price, as adjusted, again subject to certain customary exceptions. On February 3, 2015, the Company issued the Series B Convertible Preferred Stock at $1.15 per share, resulting in an adjustment to (i) the conversion price of the Series A Convertible Preferred Stock from $1.50 per share to $1.15 per share and (ii) and the exercise price of the warrants issued therewith, from $30.00 per share to $17.25 per share (since adjusted to $4.94 per share). Since the Company raised an aggregate of more than $5 million, these full-ratchet price protections can no longer be triggered.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the preferred stock would have been entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the applicable Certificate of Designation before any distribution or payment would have been made to the holders of any Junior Securities (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), and would not have participated with the holders of Common Stock or other Junior Securities thereafter. If the assets of the Company had been insufficient to pay in full such amounts, then the entire sum of the assets distributed to the holders would have been ratably distributed among the holders in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

In June 2015, the Company issued 44,030 shares of Series C Convertible Preferred Stock at $100.00 per share and issued five-year warrants to purchase 670,475 shares of its common stock at a per-share price of $7.22 (since adjusted to $4.94) in a private placement. Total (cash and non-cash) gross proceeds to the Company were $4,403,000. Gross proceeds to the Company in the form of cash were $2,951,000. Gross proceeds to the Company in the form of promissory notes payable within 150 days were $950,000. These promissory notes were provided by Mr. Davis and Mr. Hanson. The Company also issued 2,000 and 3,020 shares of the Series C Preferred Stock to Mr. Davis and Mr. Hanson, respectively, in exchange for the cancellation of Company debt in the amount of $200,000 and $302,000 held by them. As of December 31, 2015, the Company had received $950,000 in principal from Messrs. Davis and Hanson in satisfaction of the notes receivable related to the Series C Convertible Preferred Stock offering described above.

In connection with the Company’s Series C Preferred Stock offering, the Company agreed to amend the warrants to purchase the Company’s common stock held by former holders of the Company’s Series A and B Preferred Stock to contain the same anti-dilution protections that are contained in the warrants issued in connection with the Series C Preferred stock. In addition, the exercise price of the warrants issued to the former Series A and B Preferred Stock holders was reduced from $17.25 to $7.22 (since adjusted to $4.94) per share. In addition, the Company agreed to amend the warrants issued to Scarsdale Equities LLC in connection with the Series B offering to reduce the exercise price from $17.25 to $7.22. Finally, the Company approved the amendment of a warrant to purchase common stock issued to Mr. Davis on February 3, 2015, to provide for the same modifications made to the warrants held by former holders of the Company’s series A and B preferred stock.

The Series C Preferred Stock entitles its holders to a 10% per annum dividend, payable quarterly in cash or in additional shares of Series C Preferred Stock (or a combination of both) as determined by the Company, and may be converted to the Company’s common stock at the option of a holder at an initial conversion price of $6.57 per share (since adjusted to $4.94 per share). The Series C Preferred Stock contains anti-dilution conversion price protection allowing the stock’s conversion price to adjust, prior to conversion, should the Company sell common stock at a price below the then current conversion price. The warrants issued to purchasers of the Series C convertible preferred stock contain similar anti-dilution exercise price protection in the event the Company issues common stock below the current exercise price, subject to certain customary exceptions. The Series C Preferred Stock will automatically convert into common stock upon the occurrence of any of the following: (a) an underwritten public offering of shares of the Company’s common stock providing at least $10 million in gross proceeds, (b) the Company’s common stock closing price being greater than 100% above the conversion price then in effect for at least 40 of 60 consecutive trading days, (c) four years after the closing of the offering of the Series C Preferred Stock, or (d) the written consent of holders representing 50% of the issued and outstanding Series C Preferred Stock. The holders of the Series C Preferred Stock will be entitled to vote their shares on an as-converted basis and will be entitled to a liquidation preference equal to the stated value (i.e., purchase price) of their shares plus any accrued but unpaid dividends thereon.

In connection with the offer and sale of the Series C Preferred Stock, the Company issued additional shares of the Company’s common stock totaling 548,842 shares to former holders of the Company’s Series A and B Preferred Stock (all of which has been converted to common stock), such that following the issuance of such shares, such holders will have received the same number of share of the Company’s common stock in total as they would have received upon conversion of the Series A and B preferred stock if the conversion price for the Series A and B preferred stock had been the same as the initial conversion price under the Series C Preferred Stock. The Company granted the recipients of these shares the same registration rights as provided to Series C Preferred Stockholders. As a result, the Company recognized expense totaling approximately $3,705,000 during the three and six months ended June 30, 2015, which applicable portions are reflected within the mark-to-market warrant and debt expense and share price/conversion adjustment line items on the accompanying condensed consolidated statements of operations.

In March 2016, an investor converted 500 shares of Series C Convertible Stock at the then conversion price of $4.94 per share, as well as received credit for all unpaid cumulative dividends earned through the date of conversion. The investor received a total of 10,934 shares of common stock.

Common Stock

The following common stock issuances are in addition to the common stock issued as part of converting the Series A, B and C Convertible Preferred Stock referenced above.

During the six months ended June 30, 2015, the Company exchanged warrants to purchase 1,313 shares of common stock with an exercise price of $60.00 for 263 shares of common stock. The Company recorded approximately $8,000 in other expense, which represents the excess of the fair value of the stock issued over the fair value of the warrants as determined using the Black-Scholes option pricing model.

In February 2016, the Company issued to a firm 31,000 shares of common stock as part of compensation for six months of investor relations and financial advisory services.

From February 25, 2016 through March 31, 2016, the Company sold 209,190 shares of common stock in a private placement to accredited investors at a price of $5.55 per share together with five-year warrants to purchase 104,595 shares of common stock with an exercise price of $6.90 per share (warrants for 36,037 shares since adjusted to $5.63 per share). The aggregate gross proceeds were approximately $1,161,000.

From April 7 through April 8, 2016, the Company sold 36,067 shares of common stock in a private placement to accredited investors at a price of $5.55 per share together with five-year warrants to purchase 18,019 shares of common stock with an exercise price of $6.90 per share (since adjusted to $5.63 per share). The aggregate gross proceeds were approximately $200,000.

During the six months ended June 30, 2016, the Company issued 15,859 shares of its common stock to employees of the Company pursuant to the Company’s Performance Bonus Plan (the “Performance Bonus Plan”). See Note 10 “Stock Based Compensation and Benefit Plans” for more information.

During the six months ended June 30, 2016, the Company issued 12,108 shares of its common stock to employees of the Company pursuant to the Company’s Associate Stock Purchase Plan for total proceeds to the Company of approximately $62,000.

Warrants

In January 2015, the Company issued to three individual investors warrants to purchase 5,000 shares of common stock as part of an agreement. The warrants have a life of 10 years and, an exercise price of $21.00 per share and were fully exercisable upon the date of issuance. The Company recorded $11,238 in other expense during the six months ended June 30, 2015, which represents the fair value of the warrants as determined using the Black-Scholes option pricing model.

In February 2015, the Company issued a five-year warrant for the purchase up to 27,175 shares of common stock at $17.25 per share to a director of the Company in consideration for the director leasing certain IT equipment to the Company. The total fair value of the warrant as determined using the Black-Scholes option pricing model totaled $76,489. This amount is being expensed over the three year lease term. In June 2015, the exercise price of the warrant was reduced to $7.22 (since adjusted to $4.94) and modified to the same terms provided to the warrants issued in the Series C Preferred Stock offering. The incremental fair value of the modification totaled $28,578 and is being amortized over the remainder of the three year lease term. The fair value of the warrant as of June 30, 2016 and December 31, 2015 was approximately $77,000 and $47,000, respectively. Also in June 2015, the Company provided the director a five-year warrant to purchase 16,127 shares of common stock at a price of $6.60 per share as consideration for providing his guarantee on a lease. The fair value of the warrant on the date of issuance totaled approximately $22,000, which is being amortized over the two-year lease term.

During the six months ended June 30, 2015, the Company issued five-year warrants to purchase 600 shares of the common stock at a per share price of $30.00 (since adjusted to $4.94 per share) as part of issuing 9,000 shares of Series A Convertible Preferred Stock. Additionally, the Company issued five-year warrants to purchase 137,727 shares of common stock at a per share price of $17.25 (since adjusted to $4.94 per share) as part of issuing 2,065,891 shares of Series B Convertible Preferred Stock. As mentioned above, since the Company exceeded the $5.0 million of gross proceeds threshold in February 2015, the full-ratchet provisions provided in the terms of the warrants expired and at which time the warrant liability was classified to additional paid-in capital.

In connection with the private placement of securities of the Company during the six months ended June 30, 2015, the Company issued its placement agents five-year warrants for the purchase of a total of 18 shares of common stock at $30.00 per share and 7,329 shares of common stock at $17.25 (4,930 shares since adjusted to $7.22) per share, 46,934 shares of common stock at $7.22 per share and 16,117 shares of common stock at $7.88 per share.

The Company also issued five-year warrants to purchase 670,475 shares of common stock at a per share price of $7.22 (since adjusted to $4.94) as part of issuing 44,030 shares of Series C Convertible Preferred Stock. In addition, the Company modified the terms of the warrants issued in the Series A & B Convertible Stock offering to the same terms offered to the warrant holders in the Series C offering. In addition, the exercise price of the warrants issued to the former Series A and B Preferred Stock holders was reduced from $17.25 to $7.22 (since adjusted to $4.94 per share). After the modification, the terms of the warrant holders in the Series A, B & C Preferred Stock offering all have exercise price anti-dilution protection. The fair value of the outstanding warrants related to the Series A, B & C Preferred Stock as of June 30, 2016 and December 31, 2015 totaled approximately $2,988,000 and $2,175,000, respectively.

A former senior lender received a warrant to purchase 5,082 shares of Company common stock at $135.00 per share. The warrant expires in October 2017. The exercise price of the warrant is subject to downward adjustment in the event of the subsequent sale of common stock or convertible debt at a lower price, as defined, prior to exercise of the warrant. As a result of this provision, the Company determined that the warrant should be accounted for as a liability carried at fair value. In June 2015, the exercise price was adjusted to $5.25 and the number of shares of Company common stock to be acquired was increased to 130,677 based on the Series C Preferred offering. In December 2015, the exercise price was adjusted to $3.90 and the number of shares of Company common stock to be acquired was increased to 175,911 based on the sales price of shares sold in December 2015. The Company determined the value of the warrant to be approximately $754,000 and $537,000 at June 30, 2016 and December 31, 2015, respectively.

In January 2014, the Company assumed notes payable totaling $74,486 related to the Merger. The original terms of the notes required repayment on the earlier of January 31, 2016 or the date the Company completes a business combination with an operating company in a reverse merger or reverse takeover transaction or other transaction after which the Company would cease to be a shell company. The reverse merger was completed in February 2014 and the terms of the note were amended to state that the principal and related accrued interest is due the earlier of January 31, 2016 or the date the Company completes one or more private placements of debt or equity securities resulting in aggregate proceeds of $10,000,000. In March 2016, the Company paid off one of the notes with a principal and interest balance of approximately $3,500 and amended all other notes to change the earlier of date from January 31, 2016 to April 30, 2016. In May 2016, the Company modified the remaining notes and extended the maturity date of the notes to August 2016. A warrant for the issuance of 5,000 shares with an exercise price of $5.25 (since re-priced to $4.94) was issued in consideration for the note extensions. The warrant has exercise price anti-dilution protection for 180 days from date of grant. The Company has recognized non-cash expense of approximately $11,000 and $23,000, respectively, for the three and six months ended June 30, 2016 which represents the fair value of the warrants as determined using the Black-Scholes option pricing model.

On January 29, 2016, the Company entered into a thirty-day note payable with a private investor for $150,000. In lieu of interest, the Company agreed to issue a five-year cashless warrant to purchase 16,667 shares of common stock at $4.94 per share. Additionally, for each 30 days the principal amount was outstanding, the Company agreed to issue to the note holders an additional warrant for 16,667 shares with the same terms as described above. On February 28, 2016, a warrant for an additional 16,667 shares was issued. On March 7, 2016, the Company repaid the note. On the same day, the noteholder exercised the warrants for the 33,334 shares associated with the note for total proceeds to the Company of $164,500. As consideration for the warrants being exercised on a cash basis, the Company agreed to issue a five-year replacement warrant, covering 50% of the number of shares purchased upon exercise of the existing warrants, or 16,667 shares, at an exercise price of $4.94 per share. The Company has recognized non-cash expense of approximately $80,000 for the six months ended June 30, 2016 on the warrants issued for the note and approximately $56,000 for the six months ended June 30, 2016 on the replacement warrant, as determined using the Black-Scholes option pricing model on the date of grant.

In February 2016, the Company entered into a thirty-day note payable with Mr. Davis for $150,000 and Mr. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11, 2017 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid. As of June 30, 2016, Messrs. Davis and Hanson have received a total of 83,334 and 41,667 warrants, respectively. The Company has recognized non-cash expense of approximately $286,000 and $424,000 during the three and six months ended June 30, 2016, respectively, on Messrs. Davis’ and Hanson’s warrants, which represents the fair value of the warrants as determined using the Black-Scholes option pricing model.

From February 25, 2016 through April 8, 2016, the Company sold shares of common stock in a private placement, as mentioned above. The warrants issued to purchasers of those shares contain anti-dilution exercise price protection in the event the Company issues common stock or common stock equivalents below the current exercise price, to a floor of $5.63 per share, subject to certain customary exceptions. The Company recognized non-cash expense of approximately $363,000 for the warrant liability which represented an initial fair value of the warrants as determined using the Black-Scholes option pricing model. On March 2, 2016, the Company issued warrants with an exercise price of $4.94 per share, which triggered an exercise price adjustment to $5.63 per share for warrants to purchase 36,037 shares which were issued prior to March 2, 2016 in the private placement. On April 8, 2016, the Company issued warrants with an exercise price of $4.94 per share, which triggered an exercise price adjustment to $5.63 per share for all remaining warrants in the private placement. Since the exercise price was no longer subject to adjustment, the warrant liability balance of approximately $498,000 was reclassified to additional paid-in capital. In connection with the private placement, the Company issued to Scarsdale Equities LLC warrants to purchase 7,357 shares of common stock at $6.90 per share.

In May 2016, the Company issued a warrant for 5,000 shares with an exercise price of $5.55 in consideration for the extension of certain notes payable, due April 30, 2016. The Company recognized expense of approximately $14,000 related to the issuance during the three months ended June 30, 2016.

On May 9, 2016, the Company agreed to issue to Mr. Davis a warrant to acquire 22,665 shares of the Company’s common stock at an exercise price of $4.94 per share as an inducement to enter into a promissory note agreement.

On May 9, 2016 and May 10, 2016, the Company, as an inducement to enter into two demand promissory note agreements, agreed to issue to Mr. Davis warrants to acquire 5,000 shares of the Company’s common stock at an exercise price of $4.94 per share for each week the notes are outstanding. If a given note is outstanding for more than 30 days, the amount of each new warrant issuance shall increase to 6,667 shares per week. The Company repaid both notes in June 2016 and issued to Mr. Davis warrants to acquire a total of 53,334 shares of common stock. The Company recognized expense of approximately $152,000 related to the issuance during the three months ended June 30, 2016.

In June 2016, the Company issued convertible notes to various investors in which it also issued warrants to purchase 170,698 shares of its common stock at an exercise price of $5.55 per share and warrants to purchase 200,000 shares of its common stock at an exercise price of $6.00 per share. The Company was required to mark-to-market the 200,000 warrants issued at an exercise price of $6.00 per share as of June 30, 2016, which resulted in non-cash expense of approximately $336,000. As of June 30, 2016, the fair value of these warrants was approximately $1,002,000.

During the six months ended June 30, 2016, the Company issued 192,509 shares of its common stock pursuant to warrant exercises for total proceeds of approximately $932,000. There were no warrants exercised during the six months ended June 30, 2015. As consideration for the warrants being exercised on a cash basis, the Company agreed to issue five-year replacement warrants, covering 110% of the number of shares purchased upon exercise of the existing warrants, at an exercise price of $4.94 per share. Accordingly, replacement warrants covering a total of 187,762 shares of the Company’s common stock have been issued through June 30, 2016. The fair value of these warrants, as determined using the Black-Scholes option pricing model on the date of grant, totaled approximately $608,000. In addition, warrants to purchase 44,208 shares of common stock were re-priced from $7.22 per share to $4.94 in January 2016, at a fair value expense of approximately $33,000. In relation to the warrants exercised during the six months ended June 30, 2016, approximately $416,000 of warrant liability was reclassified to additional paid-in capital related to warrants exercised with anti-dilutive exercise price protection.

The following is a summary of warrant activity for the three and six months ended June 30, 2016:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2015	1,723,674	$10.95	3.98
Issued	319,392	5.58
Exercised	(133,148)	4.94
Balance, March 31, 2016	1,909,918	10.35	3.88
Issued	613,380	5.52
Exercised	(63,345)	4.94
Balance, June 30, 2016	2,459,953	9.30	3.94

The fair value of the warrants granted was determined using the Black-Scholes option pricing model and the following assumptions for the three and six months ended June 30, 2016 and 2015:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Expected term	2.5 Years	2.5 Years	2.5 Years	2.5 Years
Expected dividend	0%	0%	0%	0%
Volatility	76% to 83%	31% to 32%	65% to 83%	27%
Risk-free interest rate	0.84% to 1.08%	1.00% to 1.07%	0.81% to 1.31%	0.85% to 1.37%

12. Shareholders’ Equity

Reverse Merger

On February 12, 2014, the Company completed a merger transaction with DE Acquisition 2, Inc. (“DE2”), a public company with no operations. Pursuant to the terms of the merger, each share of the Company’s common stock that was issued and outstanding at such time was cancelled and converted into 10.9532 (the “exchange ratio”) shares of DE2’s common stock. As a result of the merger, all of the Company’s outstanding warrants and stock options at the time were converted and exchanged for warrants and stock options of DE2. The number of shares subject to and exercise prices of DE2 convertible securities issued under the exchange was determined by application of the exchange ratio to the terms of the Cachet convertible debt and options outstanding as of the Merger date. Subsequently DE2 changed its name to Cachet Financial Solutions, Inc.

On dates up to 30 and 120 days following the merger, additional shares were required to be issued to those DE2 shareholders existing immediately prior to the merger, for no additional consideration, such that they would hold 3% of the fully diluted shares outstanding as of those dates. Accordingly, as of the 120th day following the merger acquisition, the Company issued an additional 2,166 shares to the shareholders of DE2.

The fair value of estimated consideration paid to DE2 in exchange for the 3% interest was estimated to be $507,000 plus the long term debt assumed of $85,105. As DE2 had no tangible or identifiable intangible assets at the time of the Merger, and recognition of goodwill is not permitted in this type of merger transaction, no assets were recorded as a result of the Merger.

On March 18, 2014, the Company completed a reverse stock split of the Company’s issued and outstanding common stock on a 1-for-10.9532 basis. The Company’s authorized capital consists of 500,000,000 shares of $.0001 par value common stock and 20,000,000 shares of preferred stock.

Convertible Preferred Stock

During 2014, the Company issued 2,229,702 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 148,647 shares of its common stock at a per-share price of $30.00 (since adjusted to $4.94 per share). Net proceeds to the Company after offering costs were $3.0 million. During the first quarter of 2015, the Company issued (i) 9,000 shares of Series A Convertible Preferred Stock at $1.50 per share and issued five-year warrants to purchase an aggregate of 600 shares of its common stock at a per-share price of $30.00 (since adjusted to $4.94 per share) and (ii) 2,065,891 shares of Series B Convertible Preferred Stock at $1.15 per share and issued five-year warrants to purchase an aggregate of 137,727 shares of its common stock at a per-share price of $17.25 (since adjusted to $4.94 per share). Net proceeds to the Company after offering costs were approximately $2.2 million, including the cancellation of $250,000 in debt held by Michael J. Hanson, one of our directors. In February 2015, all 2,238,702 outstanding Series A preferred shares were converted into 194,670 shares of the Company’s common stock, while all 2,065,891 outstanding Series B preferred shares converted into 137,727 shares of the Company’s common stock. In addition, the Company issued 4,985 shares of common stock to the Series A and B convertible preferred holders related to the 8% dividend accrued through the conversion date.

Both the Series A Convertible Preferred Stock and the Series B Convertible preferred stock entitled their holders to an 8% per annum dividend, payable quarterly in cash or in kind (or a combination of both) as determined by the Company. Subject to certain customary exceptions, our Series A Convertible Preferred Stock had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted, until the earlier of (i) 180 days from the closing or (ii) such time as the Company shall have obtained, after the closing, financing aggregating to at least $5 million. The warrants issued to purchasers of the Series A Convertible Preferred Stock contain similar full-ratchet exercise price protection in the event that the Company issues common stock below the exercise price, as adjusted, again subject to certain customary exceptions. On February 3, 2015, the Company issued the Series B Convertible Preferred Stock at $1.15 per share, resulting in an adjustment to (i) the conversion price of the Series A Convertible Preferred Stock from $1.50 per share to $1.15 per share and (ii) and the exercise price of the warrants issued therewith, from $30.00 per share to $17.25 per share (since adjusted to $4.94 per share). Since the Company has now raised an aggregate of more than $5 million, these full-ratchet price protections can no longer be triggered.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the preferred stock would have been entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the Stated Value (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), plus any accrued and unpaid dividends thereon and any other fees or liquidated damages then due and owing thereon under the applicable Certificate of Designation, for each share of Series A and B Preferred Stock, before any distribution or payment would have been made to the holders of any Junior Securities (as defined in the Company’s Certificate of Designation for the applicable series of preferred stock), and would not have participated with the holders of Common Stock or other Junior Securities thereafter. If the assets of the Company had been insufficient to pay in full such amounts, then the entire assets distributed to the holders would have been ratably distributed among the holders in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

In June 2015, the Company issued 44,030 shares of Series C Convertible Preferred Stock at $100.00 per share and issued five-year warrants to purchase 670,475 shares of its common stock at a per-share price of $7.22 (since adjusted to $4.94) in a private placement. Total (cash and non-cash) gross proceeds to the Company were $4,403,000. Gross proceeds to the Company in the form of cash were $2,951,000. Gross proceeds to the Company in the form of promissory notes payable within 150 days were $950,000. These promissory notes were provided by James L. Davis and Michael J. Hanson, both of whom are directors of the Company. The Company also issued 2,000 and 3,020 shares of the Series C Preferred to James L. Davis and Michael J. Hanson, respectively, in exchange for the cancellation of Company debt in the amount of $200,000 and $302,000 held by them. As of December 31, 2015, the Company had received $950,000 in principal from Messrs. Hanson and Davis in satisfaction of the notes receivable related to the Series C Convertible Preferred Stock offering described above.

In connection with the Company’s Series C Preferred Stock offering, the Company agreed to amend the warrants to purchase the Company’s common stock held by former holders of the Company’s Series A and B Preferred Stock to contain the same anti-dilution protections that are contained in the warrants issued in connection with the Series C Preferred stock. In addition, the exercise price of the warrants issued to the former Series A and B Preferred Stock holders was reduced from $17.25 to $7.22 (since adjusted to $4.94) per share.

The Series C Preferred Stock entitles its holders to a 10% per annum dividend, payable quarterly in cash or in additional shares of Series C Preferred Stock (or a combination of both) as determined by the Company, and may be converted to Cachet common stock at the option of a holder at an initial conversion price of $6.57 per share (since adjusted to $4.94 per share). The Series C Preferred Stock contains anti-dilution conversion price protection allowing the stock’s conversion price to adjust, prior to conversion, should the Company sell common stock at a price below the then current conversion price. The warrants issued to purchasers of the Series C convertible preferred stock contain similar anti-dilution exercise price protection in the event the Company issues common stock below the current exercise price, subject to certain customary exceptions. The Series C Preferred Stock will automatically convert into common stock upon the occurrence of any of the following: (a) an underwritten public offering of shares of the Company’s common stock providing at least $10 million in gross proceeds, (b) the Company’s common stock closing price being greater than 100% above the conversion price then in effect for at least 40 of 60 consecutive trading days, (c) four years after the closing of the offering of the Series C Preferred Stock, or (d) the written consent of holders representing 50% of the issued and outstanding Series C Preferred Stock. The holders of the Series C Preferred Stock will be entitled to vote their shares on an as-converted basis and will be entitled to a liquidation preference equal to the stated value (i.e., purchase price) of their shares plus any accrued but unpaid dividends thereon.

Common Stock

During the year ended December 31, 2014, the Company issued 32,598 shares of common stock to the shareholder of DE2 as consideration for completing the reverse merger described above. In addition, the Company issued a total of 25,521 shares of common stock to a member of the Board of Directors as part of consideration for the promissory note provided to the Company to finance the acquisition of Select Mobile Money from DeviceFidelity and also issued 300,000 shares of common stock at $22.50 per share for gross proceeds of $6,750,000 from the IPO completed on July 14, 2014. In addition, the Company issued to a consultant 149 shares of common stock as consideration for identifying prospective investors. The Company recognized $3,000 of expense associated with the fair value of this common stock issued in fiscal year 2014.

In January 2014, $986,793 of debt and accumulated interest was converted into 16,458 shares of common stock. The Company did not provide a share premium to those debt holders that converted in January 2014.

In July 2014, the Company completed its IPO resulting in $6,301,241 of debt and accumulated interest converting into 342,612 shares of common stock.

During the year ended December 31, 2014, the Company exchanged warrants to purchase 1,313 shares of common stock with an exercise price of $60.00 for 263 shares of common stock. The Company recorded $7,906 in other expense which represents the excess of the fair value of the stock issued and the fair value of the warrants as determined using the Black-Scholes option pricing model. In addition, the Company issued a total of 25,521 shares of common stock to a director related to the loan for the Company’s acquisition of Select Mobile Money during the year ended December 31, 2014.

In connection with the offer and sale of the Series C Preferred Stock, the Company issued additional shares of the Company’s common stock totaling 548,842 to former holders of the Company’s Series A and B Preferred Stock (all of which has been converted to common stock), such that following the issuance of such shares, such holders received the same number of shares of the Company’s common stock in total as they would have received upon conversion of the Series A and B Preferred Stock if the conversion price for the Series A and B Preferred Stock had been the same as the initial conversion price under the Series C Preferred Stock. The Company granted the recipients of these shares the same registration rights as are provided in Series C Preferred Stock holders. As a result, the Company recognized expense totaling $3,704,682 during the year ended December 31, 2015.

In August 2015, the Company issued a firm 26,667 shares of common stock as part of compensation for six months of investor relations and financial advisory services. In February 2016, the Company issued the firm an additional 31,000 shares of common stock as part of compensation for another six months of investor relations and financial advisory services.

In October 2015, the Company entered into an Equity Exchange Agreement with Michael J. Hanson, one of the Company’s directors and a large shareholder of the Company, to exchange 25,521 shares of common stock previously issued to Hanson for a five year, fully vested warrant to purchase 50,442 shares of common stock at an exercise price of $20.25 per share.

In October 2015, the Company entered into a purchase agreement together with a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), an Illinois limited liability company. As consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park 27,778 shares of common stock. Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $10.0 million of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing November 6, 2015, the date that the registration statement was declared effective by the Securities and Exchange Commission. During the year ended December 31, 2015, Lincoln Park purchased 50,895 common shares under the agreement for net proceeds of $190,327 which includes $82,428 of equity issuance costs related to entering into the agreement.

In November 2015, the Company issued ROTH Capital Partners, a financial advisory services firm, a total of 11,667 shares of unregistered common stock in consideration for services provided as part of completing the Company’s Series C Convertible Preferred Stock offering in June 2015.

From February 25, 2016 through the date hereof, the Company sold 245,226 shares of common stock in a private placement to accredited investors at a price of $5.55 per share together with five-year warrants to purchase 122,613 shares of common stock with an exercise price of $6.90 per share. The aggregate gross proceeds were $1,361,000. See Note 16. Subsequent Events for further details on this equity offering.

Warrants

In addition to warrants issued in connection with debt described above, the following are transactions involving issuance of warrants during the years ended December 31, 2015 and 2014:

In January 2014, the Company issued detachable warrants to purchase common stock equal to 25% of the principal amounts under $3,285,000 of short term notes payable issued by the Company from March 2013 to February 2014. The life of the warrants ranges between three and five years with an exercise price of $54.00. The total number of shares issuable under the warrants totaled 54,750. Of this $3,285,000 total, $2,875,000 or 47,917 of the shares issuable under the warrants, relates to two directors of the Company. In addition, of the total warrants issued, 20,167 of the shares issuable under the warrants relates to short term notes, which were converted into equity during 2013. The Company determined the fair value of the warrants to be $573 using the Black-Scholes option pricing model. In April 2015, the exercise price of 54,750 warrants was adjusted to $21.00 per share.

In May 2014, the Company entered into an agreement to issue five-year warrants to purchase 3,334 shares of common stock to a consulting firm providing professional services, upon the completion of an IPO. Additional warrants to purchase 2,000 shares of common stock may be issued upon achieving certain performance goals agreed to between the Company and the consulting firm. The exercise price of the warrants was set to equal the price of the shares offered in the Company’s IPO of $22.50 per-share. The Company recognized expense of $20,611 in 2014 related to the fair value of warrants to purchase 3,334 shares of common stock issued in July 2014. In June 2015, the Company modified the price of the 3,334 share warrants to $6.75 per share resulting in an incremental fair value of $4,587. In addition, the Company issued a five-year to purchase 2,000 shares of its common stock with an exercise price of $6.75 per share and a fair value totaling $2,787. The Company recognized related stock compensation expense totaling $7,374 for the year ended December 31, 2015.

In July 2014, the Company issued five-year warrants to purchase 237,570 shares of its common stock at an exercise price equal to 125% of the IPO price, or $28.20, as a result of providing warrants on $5.1 million of the $6.3 million of debt and accumulated interest that converted as of this date. Of these warrants, warrants to purchase 172,223 shares of common stock were issued as part of an inducement to convert the debt into equity.

In December 2014, the Company entered into an Amendment to Conversion Agreement with two of our directors, effective June 17, 2014. Under the amendment the number of shares to be covered by warrants to be received by the two directors as part of converting debt as outlined in the Conversion Agreement upon the successful completion of our IPO was clarified. Specifically, (i) Michael Hanson received warrants to purchase 29,211 shares of common stock and (ii) James Davis received warrants to purchase 39,429 shares of common stock, which in each case equals 100% of the number of shares of common stock received by Hanson and Davis under the Conversion Agreement. The amendment also reflects that the warrants have an exercise price of $30.00 per share and a five-year term. The Company recognized a non-cash expense during the year ended December 31, 2014 of approximately $46,000 which represented the fair value of the warrants determined using the Black-Scholes option pricing model.

Effective December 2014, the Company entered into an agreement with an investor which provided for the exchange of 10,845 shares of common stock for a five-year warrant to purchase up to 21,689 shares of common stock at a per-share price of $22.50. A total of $590,320, representing the difference between the fair value of the stock on the issuance date of $650,647 and the fair value of the warrant issued using the Black-Scholes model of $60,327, was recorded as a reduction to additional paid in capital and accumulated deficit.

As mentioned above, the Company issued five-year warrants to purchase 148,647 shares of the Company’s stock at a per share price of $30.00 (since adjusted to $7.22 prior to exercise and $4.94 for outstanding warrants at December 31, 2015) as part of issuing 2,229,702 shares of Series A Convertible Preferred Stock sold in 2014. As of December 31, 2014, the Company accounted for the warrants as a liability on the consolidated balance sheet at their estimated fair value because the warrants had full-ratchet conversion price protection in the event that the Company issued common stock below the conversion price, as adjusted. The Company determined the fair value of the warrants as of December 31, 2014 to be $163,570 based on the Black-Scholes option pricing model. During the year ended December 31, 2015, the Company issued five-year warrants to purchase 600 shares of the common stock at a per share price of $30.00 (since adjusted to $4.94 per share) as part of issuing 9,000 shares of Series A Convertible Preferred Stock. Additionally, the Company issued five-year warrants to purchase 137,727 shares of common stock at a per share price of $17.25 (since adjusted to $7.22 prior to exercise and $4.94 for outstanding warrants at December 31, 2015) as part of issuing 2,065,891 shares of Series B Convertible Preferred Stock. Since the Company exceeded the $5.0 million of gross proceeds threshold in February 2015, the full-ratchet provisions provided in the terms of the warrants expired and at which time the warrant liability was classified to additional paid in capital. The Company also issued five-year warrants to purchase 670,475 shares of common stock at a per share price of $7.22 (since adjusted to $4.94 for warrants outstanding at December 31, 2015) as part of issuing 44,030 shares of Series C Convertible Preferred Stock. In addition, the Company modified the terms of the warrants issued in the Series A & B Convertible Stock offering to the same terms offered to the warrant holders in the Series C offering. In addition, the exercise price of the warrants issued to the former Series A and B Preferred Stock holders was reduced from $17.25 to $7.22 (since adjusted to $4.94 per share for warrants outstanding at December 31, 2015.) After the modification, the terms of the warrant holders in the Series A, B & C Preferred Stock offering all have share price anti-dilution protection. The fair value of the warrants related to the Series A, B & C Preferred Stock as of December 31, 2015 totaled $2,175,332.

In January 2015, the Company issued three individual investors warrants to purchase 5,000 shares of common stock as part of an agreement. The warrants have a life of 10 years and, an exercise price of $21.00 per share and were fully exercisable upon the date of issuance. The Company recorded $11,238 in other expense during the year ended December 31, 2015, which represents the fair value of the warrants as determined using the Black-Scholes option pricing model.

In February 2015, the Company issued a five-year warrant for the purchase up to 27,175 shares of common stock at $17.25 per share to a director of the Company in consideration for the director leasing certain IT equipment to the Company. The total fair value of the warrant as determined using the Black-Scholes option pricing model totaled $76,489. This amount is being expensed over the three year lease term. In June 2015, the exercise price of the warrant was reduced to $7.22 (since adjusted to $4.94) and modified to the same terms provided to the warrants issued in the Series C Preferred Stock offering. The incremental fair value of the modification totaled $28,578 and is being amortized over the remainder of the three year lease term. Also in June 2015, the Company provided the director a five-year warrant to purchase 16,127 shares of common stock at a price of $6.60 as consideration for providing his guarantee on a lease. The fair value of the warrant on the date of issuance totaled approximately $22,000 and is being amortized over the two year lease term.

In connection with the private placement of the securities of the Company during the year ended December 31, 2014, the Company issued the placement agent five-year warrants for the purchase of up to 6,682 shares of common stock at $30.00 per share. In connection with the private placement of securities of the Company during the year ended December 31, 2015, the Company issued its placement agents five-year warrants for the purchase of a total of 18 shares of common stock at $30.00 per share, 7,329 shares of common stock at $17.25 (4,930 since adjusted to $7.22) per share, 46,934 at $7.22 per share (16,242 since adjusted to $4.94 prior to exercise) and 16,117 shares of common stock at $7.88 per share.

A former senior lender received a warrant to purchase 5,082 shares of Company common stock at $135.00 per share. The warrant expires in October 2017. The exercise price of the warrant is subject to downward adjustment in the event of the subsequent sale of common stock or convertible debt at a lower price, as defined, prior to exercise of the warrant. As a result of this provision, the Company determined that the warrant should be accounted for as a liability carried at fair value. In December 2015, the exercise price was adjusted to $3.90 and the number of shares of Company common stock to be acquired was increased to 175,911 based on the sales price of shares sold in December 2015. The Company determined the value of the warrant to be $537,000 and $146,000 at December 31, 2015 and December 31, 2014, respectively.

As mentioned above, in October 2015, the Company entered into an Equity Exchange Agreement with Michael J. Hanson, one of the Company’s directors and a large shareholder of the Company, to exchange 25,521 shares of common stock previously issued to Hanson for a five year, fully vested warrant to purchase 50,442 shares of common stock at an exercise price of $20.25 per share.

From October 2015 through December 2015, the Company completed the sale of 173,667 shares of its common stock, pursuant to warrant exercises for total proceeds of approximately $1,171,000. As consideration for the warrants being exercised on a cash basis, the Company agreed to issue five-year replacement warrants, covering 110% of the number of shares purchased upon exercise of the existing warrants. Accordingly, replacement warrants covering a total of 191,034 shares of the Company’s common stock have been issued through December 31, 2015, including a total of 15,400 warrants which have anti-dilution exercise price protection. The fair value of those warrants with anti-dilutive exercise price protection, as of December 31, 2015, was approximately $43,000. The fair value of the remaining warrants, as determined using the Black-Scholes option pricing model on the date of grant, totaled approximately $568,000. In addition, warrants to purchase 16,242 shares of common stock were re-priced from $7.22 per share to $4.94 on December 30, 2015, at a fair value expense of approximately $9,000, prior to the exercise of those warrants on December 30, 2015 for proceeds of $80,150. In relation to the warrants exercised during the year ended December 31, 2015, $931,577 of warrant liability was reclassified to Additional Paid in Capital related to warrants exercised with anti-dilutive exercise price protection.

On November 25, 2015, the Company issued an investor a five-year warrant to purchase 11,208 shares of common stock at $7.22 per share, with a fair value of approximately $30,000, in consideration for the investor providing the Company sales referrals to various banks and credit unions.

On December 24, 2015, the Company re-priced certain of the aforementioned replacement warrants for the purchase of 31,167 shares of common stock from $7.22 per share to $4.94 per share at a fair value expense of approximately $24,000.

In February 2016, the Company entered into a thirty-day note payable with James L. Davis for $150,000 and Michael J. Hanson for $75,000. Under the note agreements, in lieu of interest, the Company agreed to issue five-year cashless warrants to purchase 16,667 and 8,334 shares of common stock at $4.94 per share to Messrs. Davis and Hanson, respectively. Additionally, for each 30 days the principal amount is outstanding, the Company will issue the note holders an additional 16,667 and 8,334 warrants, respectively, with the same terms as described above. On March 29, 2016, both notes were amended to change the due dates of the principal amounts owed to January 11 and January 31, 2017, under Messrs. Hanson’s and Davis’ notes, respectively. Messrs. Davis and Hanson will continue to earn the warrants on a 30-day basis until the principal is repaid.

The following is a summary of warrant activity for 2015 and 2014:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2013	27,217	$50.25
Issued	566,363	30.73
Balance, December 31, 2014	593,580	30.88	4.57
Issued	1,320,009	5.93
Exercised	(189,915)	6.59
Balance, December 31, 2015	1,723,674	$10.98	3.98

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the years ended December 31, 2015 and 2014:

Year Ended
	December 31, 2015	December 31, 2014
Expected term	1 to 5 Years	1.5 to 2.5 Years
Expected dividend	0%	0%
Volatility	27% to 96%	26% to 29%
Risk-free interest rate	0.25% to 1.37%	0.22% to 1.1%